INVESTMENTS	12 Months Ended
Mar. 31, 2023
Investments [Abstract]
INVESTMENTS	INVESTMENTS
On June 8, 2021, the Company entered into a subscription agreement with RxLive Limited (“RxLive”) whereby the Company purchased $250 of 10.0% unsecured convertible redeemable debentures (the “Rx Debentures”). RxLive is a UK-based online platform that connects pharmacists and patients through a secure app that allows for pharmacist consultations, initial or renewal prescription fulfilment and delivery of prescription medication. The Rx Debentures matured and became due on June 8, 2022. The Rx Debentures were to be exchangeable or convertible into units at a price of equal to 80% of the offering price of any equity financing completed by 1301376 B.C. Ltd. (“Finco”) concurrent with a go-public transaction. Each unit was to consist of one common share of Finco (a “Finco Share”) and one Finco Share purchase warrant, with each warrant being exercisable to acquire one Finco Share at a price equal to 125% of the conversion price (the “Rx Conversion Feature”). As a result of the transaction, the Company recorded a hybrid financial instrument representing the Rx Debentures and the Rx Conversion Feature (the “Rx Hybrid Instrument”). The initial fair value of the Rx Hybrid Instrument was $250 determined by the sum of the fair values of the Rx Debenture and Rx Conversion Feature derived respectively using the discounted cash flow approach and the Black-Scholes model.

The go-public transaction did not occur, and the Rx Debentures did not convert into units prior to the initial maturity date. As a result, the maturity date of the Rx Debentures was amended to December 31, 2022. Furthermore, the Rx Debentures were amended to be convertible into units at a price of equal to 70% of the offering price of any equity financing. The Rx Debentures have not been repaid or converted into units. As at March 31, 2023, the amount of nil was determined to represent the fair value of the Rx Debentures (2022 - $242), and as a result recorded a loss of $260 in the statement of loss and comprehensive loss as a part of “Change in fair value of investments measured at fair value through profit or loss”. The investment may generate a positive gain or recovery at a later date based on future activities when more relevant information is available.